Share-based compensation (Details) - Class of Stock [Domain] - Range [Domain] $ / shares in Units, $ in Thousands									12 Months Ended
	Jun. 15, 2014 shares	May. 12, 2014 shares	Feb. 12, 2014 shares	Dec. 31, 2013 USD ($) shares	Jun. 15, 2013 employee shares	Jun. 15, 2012 shares	Dec. 15, 2011 shares	Mar. 25, 2010 shares	Mar. 31, 2015 $ / shares shares	Mar. 31, 2014 shares	Mar. 31, 2013 shares	Mar. 31, 2012 shares	Jun. 30, 2013 shares
Stock option
Share-based compensation
Granted (in shares)									5,671	24,783
Number of options vested (in shares)									153,906	146,720	1,024,436	166,656
Number of shares cancelled subject to certain performance conditions										147,504	6,468
Fair value assumptions
Exercise price (in dollars per share) | $ / shares									$ 0.00
Stock option | March 25, 2010 grant
Fair value assumptions
Share price (in dollars per share) | $ / shares									$ 4.57
Expected dividend yield (as a percent)									3.40%
Risk-free interest rate (as a percent)									4.49%
Stock option | December 15, 2011 grant
Fair value assumptions
Share price (in dollars per share) | $ / shares									$ 15.25
Expected dividend yield (as a percent)									1.90%
Risk-free interest rate (as a percent)									5.30%
Stock option | June 15, 2013 grant
Fair value assumptions
Share price (in dollars per share) | $ / shares									$ 18.82
Risk-free interest rate (as a percent)									3.10%
Stock option | February 12, 2014 grant
Fair value assumptions
Share price (in dollars per share) | $ / shares									$ 37.79
Stock option | May 12, 2014 grant
Fair value assumptions
Share price (in dollars per share) | $ / shares									$ 27.45
Stock option | US employees
Share-based compensation
Number of shares exchanged held by US employees						84,700
Stock option | Vesting based on service conditions
Share-based compensation
Number of shares granted		5,671
Restricted shares
Share-based compensation
Number of restricted shares outstanding													58,464
Restricted shares | Vesting based on service conditions | US participants
Share-based compensation
Number of shares granted			5,883
SOP I | Stock option
Share-based compensation
Granted (in shares)								2,368,800
Number of options vested (in shares)											883,064	166,656
Accelerated vesting of options (in shares)						116,956
SOP I | Stock option | Vesting on March 31, 2010
Share-based compensation
Number of options vested (in shares)								1,118,040
SOP I | Stock option | Vesting on March 31, 2011
Share-based compensation
Number of options vested (in shares)								170,660
SOP I | Stock option | Vesting on March 31, 2012
Share-based compensation
Number of options vested (in shares)								172,564
SOP I | Stock option | Vesting based on service conditions | Vesting on March 31, 2013
Share-based compensation
Number of options vested (in shares)								446,908
SOP I | Stock option | Vesting based on performance conditions | Vesting on March 31, 2013
Share-based compensation
Number of options vested (in shares)								460,628
SOP II and SOP II+
Share-based compensation
Number of new shares issued	123,470
SOP II and SOP II+ | US participants
Share-based compensation
Number of new shares issued					116,788
SOP II and SOP II+ | Restricted shares | US participants
Share-based compensation
Number of new shares issued					2,632
SOP II | Stock option
Share-based compensation
Granted (in shares)							585,032		5,671	24,783
Number of options vested (in shares)									153,906	146,720	141,372
Number of shares cancelled subject to certain performance conditions										147,504	6,468
SOP II | Stock option | Vesting on June 15, 2012
Share-based compensation
Number of options vested (in shares)							141,372
SOP II | Stock option | Vesting on June 15, 2013
Share-based compensation
Number of options vested (in shares)							151,508
SOP II | Stock option | Vesting based on service conditions | Vesting on June 15, 2014
Share-based compensation
Number of options vested (in shares)							145,628
SOP II | Stock option | Vesting based on performance conditions
Share-based compensation
Number of shares cancelled subject to certain performance conditions				143,808
Total expenses cancelled | $				$ 1,695
SOP II | Stock option | Vesting based on performance conditions | Vesting on June 15, 2014
Share-based compensation
Number of options vested (in shares)							146,524
SOP II+ | Stock option
Share-based compensation
Granted (in shares)					18,900
Number of employees | employee					2
SOP II+ | Stock option | Vesting on June 15, 2013
Share-based compensation
Number of options vested (in shares)					6,748
SOP II+ | Stock option | Vesting based on service conditions | Vesting on June 15, 2014
Share-based compensation
Number of options vested (in shares)					6,076
SOP II+ | Stock option | Vesting based on performance conditions | Vesting on June 15, 2014
Share-based compensation
Number of options vested (in shares)					6,076